Assets Held for Sale - Schedule of Assets Held for Sale (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Assets Held for Sale [Line Items]
Total carrying amount of assets held for sale	$ 1,511
Less: Carrying amount in excess of fair value (less selling costs)	(794)
Fair value of assets held for sale	717
Tools and plant equipment [Member]
Schedule of Assets Held for Sale [Line Items]
Total carrying amount of assets held for sale	1,511
Office equipment [Member]
Schedule of Assets Held for Sale [Line Items]
Total carrying amount of assets held for sale	0
Vehicles [Member]
Schedule of Assets Held for Sale [Line Items]
Total carrying amount of assets held for sale	$ 0